Bank and other borrowings - Schedule of Maturities of the Bank and Other Borrowings (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Long-Term Debt, Fiscal Year Maturity [Abstract]
2026			$ 1,144,464
2027	$ 10,298,632	$ 1,313,601	1,144,464
2028	1,134,228	144,672	1,144,464
2029	1,134,228	144,672	1,144,464
2030	1,134,228	144,672	1,144,464
More than five years	3,402,684	434,016	3,433,355
Total Bank borrowing – non-current	17,104,000	2,181,633	9,155,675
Less: Imputed interest	(1,509,291)	(192,512)	(1,024,802)
Total	$ 15,594,709	$ 1,989,121	$ 8,130,873